Debt (US Dollar-denominated Debt) (Details) - US Dollar-Denominated [Member] $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Debt Instrument [Line Items]
Debt outstanding	$ 10,177	$ 13,477	$ 8,975	$ 12,165
Notes and debentures [Member]
Debt Instrument [Line Items]
Debt outstanding	8,250		7,800
Commercial paper [Member]
Debt Instrument [Line Items]
Debt outstanding	1,360		594
Finance lease liability [Member]
Debt Instrument [Line Items]
Debt outstanding	27		7
Equipment Loans And Other [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 540		$ 574